Note 7 - Risk Management - Past due but not impaired and impaired secured loans risks (II) (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 16,708,000,000	€ 16,770,000,000	€ 17,134,000,000	€ 20,590,000,000